RISK MANAGEMENT (Details 23) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Risk Management [Line Items]
Financial assets	$ 16,377,253	$ 13,060,653
2018
Disclosure Of Risk Management [Line Items]
Financial assets	5,625,195	4,518,374
Later than one year and not later than three years [member]
Disclosure Of Risk Management [Line Items]
Financial assets	4,287,670	2,860,207
Later than three years and not later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial assets	2,676,615	1,790,286
Later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial assets	2,269,943	2,503,614
Cash and balances with central bank [Member] | 2018
Disclosure Of Risk Management [Line Items]
Financial assets	15,542,195	16,216,907
Cash and balances with central bank [Member] | Later than one year and not later than three years [member]
Disclosure Of Risk Management [Line Items]
Financial assets	0	0
Cash and balances with central bank [Member] | Later than three years and not later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial assets	0	0
Cash and balances with central bank [Member] | Later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial assets	0	0
Interbank borrowings - Repurchase agreements [Member] | 2018
Disclosure Of Risk Management [Line Items]
Financial assets	2,805,467	4,475,341
Interbank borrowings - Repurchase agreements [Member] | Later than one year and not later than three years [member]
Disclosure Of Risk Management [Line Items]
Financial assets	0	0
Interbank borrowings - Repurchase agreements [Member] | Later than three years and not later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial assets	0	0
Interbank borrowings - Repurchase agreements [Member] | Later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial assets	0	0
Financial assets investments [Member] | 2018
Disclosure Of Risk Management [Line Items]
Financial assets	6,706,487	5,438,351
Financial assets investments [Member] | Later than one year and not later than three years [member]
Disclosure Of Risk Management [Line Items]
Financial assets	5,258,546	3,805,890
Financial assets investments [Member] | Later than three years and not later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial assets	3,107,856	2,025,553
Financial assets investments [Member] | Later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial assets	1,931,710	2,016,014
Loans and advances to customers [Member] | 2018
Disclosure Of Risk Management [Line Items]
Financial assets	54,997,084	55,098,988
Loans and advances to customers [Member] | Later than one year and not later than three years [member]
Disclosure Of Risk Management [Line Items]
Financial assets	50,519,957	48,180,287
Loans and advances to customers [Member] | Later than three years and not later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial assets	29,659,278	27,881,140
Loans and advances to customers [Member] | Later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial assets	50,569,611	49,141,494
Derivative financial instruments [Member] | 2018
Disclosure Of Risk Management [Line Items]
Financial assets	804,392	1,437,057
Derivative financial instruments [Member] | Later than one year and not later than three years [member]
Disclosure Of Risk Management [Line Items]
Financial assets	176,490	274,065
Derivative financial instruments [Member] | Later than three years and not later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial assets	405,710	202,543
Derivative financial instruments [Member] | Later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial assets	$ 233,762	$ 533,265